Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Liquidity risk [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
100 bps increase in Profit or Loss	₺ (225,528)	₺ (234,196)
100 bps decrease in Profit or Loss	225,528	234,196
100 bps increase in Equity	0
100 bps decrease in Equity	0
Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
100 bps increase in Profit or Loss	(225,528)	(234,196)
100 bps decrease in Profit or Loss	225,528	₺ 234,196
100 bps increase in Equity	0
100 bps decrease in Equity	₺ 0